CMA

CMA TAX-EXEMPT FUND

Annual Report










March 31, 1998

MERRILL LYNCH BULL LOGO





Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.


CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper





TO OUR SHAREHOLDERS:

For the year ended March 31, 1998, CMA Tax-Exempt Fund paid shareholders a net annualized yield of 3.16%.* As of March 31, 1998, the Fund's 7-day yield was 3.14%.

Economic Environment and
Investment Strategy
Although short-term taxable interest rates experienced some modest volatility within a 20 basis point (0.20%) trading range during the six-month period ended March 31, 1998, they finished the period virtually unchanged. Economic data released during the period continued to show a relatively strong economy, while inflation and wage pressures were virtually non-existent. This scenario presented a favorable environment for interest rates. Additionally, the flight to quality in the US financial markets that resulted from the Asian financial crisis put additional downward pressure on interest rates, especially for longer maturities. Thus, yields on the three-month US Treasury bill rose 7 basis points, while yields on the one-year Treasury bill fell 2 basis points for the same period. In contrast, interest rates on the 30-year US Treasury bond fell nearly 40 basis points during the same period, reflecting a flatter yield curve and reduced inflationary expectations. The Federal Reserve Board continued to hold interest rates unchanged amid the uncertainty over the impact of the Asian financial crisis on the US economy.

During the six months ended March 31, 1998, interest rates on short-term municipal bonds experienced more volatility than their taxable alternatives, although tax-exempt rates also finished the period unchanged. Most of this volatility was related to fluctuations in seasonal supply and demand. This was the case especially at year-end, when interest rates increased because of redemptions and at the beginning of the year when interest rates fell dramatically as a result of strong inflows. New issuance for the period was $21.1 billion, a 42.5% decrease from the $36.7 billion issued in the previous six-month period. Additionally, assets of the tax-exempt funds rose nearly $22 billion for the period to approximately $172 billion by March 31, 1998.


[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Assets of CMA Tax-Exempt Fund also increased over the six months ended March 31, 1998 by nearly $1.06 billion, or 12%, to end the period at approximately $9.4 billion, the highest level ever. During the course of the Fund's fiscal year, we changed the average portfolio maturity several times in order to take advantage of market aberrations. For the first several months of the fiscal year, we kept the average portfolio maturity relatively short in the 30-day--40-day range, since the short-term yield curve was flat and did not offer any yield reward for purchasing longer-term securities. However, as heavy supply came to market in late summer 1997, we extended the average maturity to the 75-day range as we expected lower issuance and an unchanged Federal Reserve Board policy. As supply became scarce and interest rates on long-term notes fell, we reduced the average portfolio maturity to the 50-day range by taking profits in those notes purchased in the summer, especially by the states of California and Texas. Although we anticipated maintaining a neutral posture for the remainder of the fiscal year, the large increase in the Fund's net assets diluted the portfolio's average maturity, causing it to decline into the 40-day range. We expect to maintain this range in the upcoming months as we enter a period of redemptions from income tax-related payments and as issuers begin to conduct their annual cash flow financings. When the market presents the next heavy new issuance, we believe that, based upon current market conditions, another maturity extension may be warranted. Our strategy over the last 12 months served the Fund well and provided solid performance. As such, the Fund performed well above the average of similar tax-exempt money market funds as measured by Lipper Analytical Services.

Looking ahead, we will assess the impact that the amendments to the Securities and Exchange Commission's Rule 2a-7 might have, both to the Fund and the market in general. These guidelines governing money market funds are effective July 1, 1998 and will impose new diversification requirements on tax-exempt money market funds. We will also closely monitor developments in the global financial markets as well as domestic economic data for indications of the future direction of interest rates. Credit quality and diversification remain paramount to the Fund as we seek to offer shareholders an attractive tax-exempt money market yield.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



May 8, 1998





Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM        Adjustable Convertible Extendable Securities
AMT            Alternative Minimum Tax (subject to)
BAN            Bond Anticipation Notes
COP            Certificates of Participation
CP             Commercial Paper
DATES          Daily Adjustable Tax-Exempt Securities
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
MSTR           Municipal Securities Trust Receipts
PCR            Pollution Control Revenue Bonds
RAN            Revenue Anticipation Notes
S/F            Single-Family
TAN            Tax Anticipation Notes
TAW            Tax Anticipation Warrants
TRAN           Tax Revenue Anticipation Notes
UPDATES        Unit Priced Adjustable Tax-Exempt Securities
UT             Unlimited Tax
VRDN           Variable Rate Demand Notes




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Alabama--2.1%      $ 67,500   Birmingham, Alabama, Medical Clinic Board Revenue Bonds (U.A.H.S.F.),
                              VRDN, 3.65% due 12/01/2026 (a)                                                  $   67,500
                              Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                              VRDN (a):
                     25,000     Series A, 3.70% due 5/01/2022                                                     25,000
                     21,500     Series E, 3.60% due 10/01/2022                                                    21,500
                              McIntosh, Alabama, IDB, PCR (Ciba-Geigy Corporation Project),
                              VRDN (a):
                     23,600     3.60% due 7/01/2004                                                               23,600
                      7,600     Series A, 3.70% due 12/01/2003                                                     7,600
                      5,900   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                              VRDN, 3.70% due 6/01/2015 (a)                                                        5,900
                      9,680   Montgomery, Alabama, Special Care Facilities Financing Authority,
                              Health Care Facilities Revenue Bonds (Saint Margaret's Hospital--
                              Daughters of Charity), VRDN, 3.75% due 11/01/2013 (a)                                9,680
                     20,000   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                              VRDN, 3.70% due 6/01/2015 (a)                                                       20,000
                     15,000   Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                              (Mead Corporation Project), VRDN, 3.75% due 1/01/2031 (a)                           15,000

Alaska--0.7%         10,400   Alaska Industrial Development and Export Authority Revolving Fund,
                              VRDN, AMT, Series B, 3.75% due 4/01/2023 (a)                                        10,400
                              Valdez, Alaska, Marine Terminal Revenue Bonds (Exxon Pipeline Co.
                              Project) (a):
                     27,300     DATES, 3.65% due 10/01/2025                                                       27,300
                     12,000     Refunding, VRDN, Series A, 3.65% due 12/01/2033                                   12,000
                     18,700     Refunding, VRDN, Series B, 3.65% due 12/01/2033                                   18,700

Arizona--3.1%        26,300   Apache County, Arizona, IDA, IDR (Tucson Electric Power--Springerville
                              Project), VRDN, Series B, 3.85% due 12/15/2018 (a)                                  26,300
                     10,200   Arizona Educational Loan Marketing Corporation Revenue Bonds, VRDN,
                              AMT, Series A, 3.75% due 3/01/2015 (a)(c)                                           10,200
                      6,350   Coconino County, Arizona, Pollution Control Corp. Revenue Bonds
                              (Arizona Public Service Co.--Navajo Project), VRDN, AMT, Series A, 3.80%
                              due 10/01/2029 (a)                                                                   6,350
                      7,200   Maricopa County, Arizona, IDA, Hospital Facilities Revenue Bonds
                              (Samaritan Health Service Hospital), VRDN, Series B-2, 3.65% due
                              12/01/2008 (a)(c)                                                                    7,200
                     41,500   Maricopa County, Arizona, PCR (El Paso Electic Co. Project), VRDN,
                              Series A, 3.70% due 7/01/2014 (a)                                                   41,500
                              Maricopa County, Arizona, PCR, Refunding (Arizona Public Service
                              Co.), VRDN (a):
                     16,100     Series A, 3.60% due 5/01/2029                                                     16,100
                     34,300     Series C, 3.70% due 5/01/2029                                                     34,300
                     19,700     Series D, 3.65% due 5/01/2029                                                     19,700
                     15,500     Series F, 3.70% due 5/01/2029                                                     15,500
                     25,000   Maricopa County, Arizona, PCR, Refunding (El Paso Electric),
                              VRDN, Series A, 3.70% due 8/01/2015 (a)                                             25,000
                      5,000   Maricopa County, Arizona, School District No. 11, TAN, Series C,
                              4.60% due 6/30/1998                                                                  5,010


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Arizona            $ 20,785   Phoenix, Arizona, Civic Improvement Corporation Revenue Bonds, VRDN,
(concluded)                   3.80% due 7/01/2003 (a)                                                         $   20,785
                      6,200   Phoenix, Arizona, VRDN, Series 95-2, 3.70% due 6/01/2020 (a)                         6,200
                      2,300   Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont Mining Corp.),
                              VRDN, 3.65% due 12/01/2009 (a)                                                       2,300
                              Salt River Project, Arizona, Agricultural Improvement and Power
                              District, Electric System Revenue Bonds, CP:
                      9,850     3.65% due 5/06/1998                                                                9,850
                     15,000     3.35% due 5/07/1998                                                               15,000
                     11,460     3.55% due 7/09/1998                                                               11,460
                     19,500     3.60% due 7/14/1998                                                               19,500

California--5.4%              California Higher Education Loan Authority, Inc., Student Loan
                              Revenue Bonds (i):
                     41,425     AMT, Series C, 3.95% due 6/01/1998                                                41,425
                      3,250     Refunding, Series B, 4% due 7/01/1998                                              3,250
                     33,000     Refunding, VRDN, AMT, Series E-1, 3.80% due 12/01/2022 (a)                        33,000
                     50,000   California Public Capital Improvements Financing Authority Revenue
                              Bonds (Pooled Loan Project), Series D, 3.60% due 6/15/1998                          50,000
                    290,270   California State, CP, 4.50% due 6/30/1998                                          290,803
                     20,000   Los Angeles County, California, Local Education Agency, COP, Pooled
                              TRAN, Series A, 4.50% due 6/30/1998 (g)                                             20,034
                     40,000   Los Angeles County, California, Metropolitan Transportation Authority
                              Revenue Bonds, Municipal Securities Trust Receipts, VRDN, Series 1,
                              3.70% due 7/01/2025 (a)(g)                                                          40,000
                     22,600   Tulane County, California, TRAN, 4.25% due 6/30/1998                                22,624

Colorado--1.3%       72,000   Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
                              VRDN, Series B, 3.70% due 12/01/2025 (a)                                            72,000
                     10,500   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 3.80% due 11/15/2025 (a)                                                  10,500
                      7,900   Moffat County, Colorado, PCR, Refunding (Pacificorp Projects), VRDN,
                              3.70% due 5/01/2013 (a)(e)                                                           7,900
                     14,755   Palomino Park, Colorado, Assessment Lien Revenue Bonds (Public
                              Improvements Corporation), VRDN, 4% due 12/01/2035 (a)                              14,755
                              Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Co. Project),
                              VRDN (a):
                      6,500     AMT, Series B, 3.80% due 4/01/2014                                                 6,500
                      1,500     Series A, 3.70% due 4/01/2016                                                      1,500
                      8,000   Westminster, Colorado, IDR, Refunding (Ball Corp. Project), VRDN,
                              3.70% due 6/01/2005 (a)                                                              8,000

Connecticut--0.6%    22,000   Connecticut State Special Assessment, Unemployment Compensation,
                              Advanced Fund Revenue Bonds (Connecticut Unemployment), Series C,
                              3.90% due 7/01/1998 (f)                                                             22,000
                              Eagle Tax-Exempt Trust, Connecticut, VRDN (a):
                     23,700     3.82% due 11/15/2004                                                              23,700
                     13,200     Series 94, Class 1803, 3.70% due 8/15/2004 (b)                                    13,200

Delaware--0.4%       24,000   Delaware State, EDA, IDR, Refunding, VRDN, AMT, Series B (Delaware
                              Clean Power Project), 3.75% due 8/01/2029 (a)                                       24,000
                              Delaware State, EDA, Revenue Bonds (Delmarva Power & Light Co. Project),
                              VRDN, AMT (a):
                      4,400     3.85% due 10/01/2017                                                               4,400
                      2,100     Series A, 3.85% due 10/01/2017                                                     2,100
                      7,745   Delaware State, GO, Series A, 4.50% due 2/01/1999                                    7,799

District of                   District of Columbia, General Fund Recovery Bonds, VRDN, UT (a):
Columbia--1.4%        5,600     Series B-1, 3.65% due 6/01/2003                                                    5,600
                     17,300     Series B-3, 3.65% due 6/01/2003                                                   17,300
                     17,100   District of Columbia, Hospital Revenue Bonds (Providence Hospital--
                              Daughters of Charity), VRDN, Series 89-A, 3.75% due 12/01/2019 (a)                  17,100



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
District of                   District of Columbia, TRAN:
Columbia          $  28,400     Series A, 3.75% due 9/30/1998                                                 $   28,400
(concluded)          37,000     Series B, 4.50% due 9/30/1998                                                     37,112
                     26,700   Eagle Tax-Exempt Trust, District of Columbia, VRDN, Series 1994-A,
                              3.82% due 6/01/2005 (a)                                                             26,700

Florida--3.8%        33,245   Dade County, Florida, Aviation Revenue Refunding Bonds, VRDN, Series V,
                              3.65% due 10/01/2007 (a)                                                            33,245
                     66,200   Dade County, Florida, School District, TAN, 4.50% due 6/30/1998                     66,313
                     72,300   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 3.65%
                              due 10/05/2022 (a)(f)                                                               72,300
                     23,700   Eagle Tax-Exempt Trust, Florida, VRDN, 3.70% due 7/01/2025 (a)                      23,700
                     14,100   Florida Local Government Finance Authority Revenue Bonds, CP, Series A,
                              3.70% due 5/08/1998                                                                 14,100
                     24,195   Florida State Municipal Power Agency Revenue Refunding Bonds (Stanton
                              Project), VRDN, 3.65% due 10/01/2019 (a)(c)                                         24,195
                      6,300   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                              Company Project), VRDN, 3.60% due 9/01/2025 (a)                                      6,300
                      5,000   Jacksonville, Florida, Revenue Bonds (YMCA Florida First Coast Project),
                              VRDN, 3.70% due 3/01/2018 (a)                                                        5,000
                     25,000   Palm Beach County, Florida, School District, TAN, 4.50% due 10/13/1998              25,100
                     11,100   Saint Lucie County, Florida, PCR, Refunding (Florida Power & Light Co.
                              Project), VRDN, 3.65% due 1/01/2026 (a)                                             11,100
                      4,900   Saint Lucie County, Florida, Solid Waste Disposal Revenue Bonds
                              (Florida Power & Light Co. Project), VRDN, AMT, 3.80% due 1/01/2027 (a)              4,900
                     23,500   Sarasota County, Florida, Public Hospital District Revenue Bonds, CP
                              (Sarasota Memorial Hospital Project), Series A, 3.60% due 4/01/1998                 23,500
                              Sunshine State Governmental Finance Commission, Florida, Revenue Bonds,
                              CP (e):
                      7,000     3.55% due 7/10/1998                                                                7,000
                     17,700     3.60% due 7/10/1998                                                               17,700
                     15,030     3.55% due 7/13/1998                                                               15,030
                      6,560   Volusia County, Florida, Health Facilities Authority Revenue Bonds
                              (Pooled Hospital Loan Program), ACES, 3.70% due 11/01/2015 (a)(f)                    6,560

Georgia--5.9%         6,095   Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, 5.25% due
                              1/01/1999 (e)                                                                        6,169
                     20,000   Burke County, Georgia, Development Authority, CP, PCR (Oglethorpe Power
                              Corporation--Plant Vogtle Project), Series A, 3.50% due 7/16/1998 (e)               20,000
                              Burke County, Georgia, Development Authority, PCR (Georgia Power
                              Company--Plant Vogtle Project), VRDN (a):
                     55,300     2nd Series, 3.70% due 4/01/2025                                                   55,300
                     17,700     3rd Series, 3.70% due 7/01/2024                                                   17,700
                     15,300     4th Series, 3.60% due 7/01/2024                                                   15,300
                     14,200     4th Series, 3.65% due 9/01/2025                                                   14,200
                     35,400     AMT, 3.75% due 9/01/2034                                                          35,400
                     29,800     Refunding, 3.70% due 9/01/2026                                                    29,800
                     32,300     Refunding, 1st Series, 3.65% due 4/01/2032                                        32,300
                     21,200     Refunding, 3rd Series, 3.70% due 9/01/2025                                        21,200
                     41,000   Cobb County, Georgia, TAN, 4% due 12/31/1998                                        41,148
                      5,000   Doughterty County, Georgia, School District, TAN, 4% due 12/31/1998                  5,015
                              Eagle Tax-Exempt Trust, Georgia, VRDN (a):
                      9,500     3.50% due 11/01/2005                                                               9,500
                      9,500     3.70% due 7/01/2020                                                                9,500
                      3,290     Resource Finance Authority, 3.85% due 12/01/2016                                   3,290
                      8,604   Georgia Municipal Association, Pooled Bonds, COP, VRDN, 3.70% due
                              12/15/2020 (a)(c)                                                                    8,604
                              Georgia Municipal Gas Authority Revenue Bonds, VRDN (a):
                     15,000     (Agency Project), Series A, 3.65% due 11/01/2006                                  15,000
                     59,750     (Gas Portfolio II Project), Series C, 3.65% due 1/01/2008                         59,750




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Georgia           $  15,800   Heard County, Georgia, Development Authority, PCR (Georgia Power Company
(concluded)                   Project), VRDN, 3.65% due 9/01/2029 (a)                                         $   15,800
                              Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
                              Bonds, VRDN (a):
                      7,005     3.80% due 7/01/2002                                                                7,005
                      7,340     3.80% due 7/01/2004                                                                7,340
                              Monroe County, Georgia, Development Authority, PCR (Georgia Power Co.),
                              VRDN (a):
                     38,000     1st Series, 3.70% due 7/01/2025                                                   38,000
                     24,900     2nd Series, 3.60% due 7/01/2025                                                   24,900
                      5,355   Municipal Electric Authority, Georgia, Refunding (General Resolution
                              Projects), Sub-Series A, 5% due 1/01/1999 (c)                                        5,408
                              Putnam County, Georgia, Development Authority, PCR (Georgia Power
                              Company Plant Project), VRDN (a):
                     18,800     1st Series, 3.65% due 6/01/2023                                                   18,800
                     31,600     2nd Series, 3.70% due 9/01/2029                                                   31,600

Idaho--0.2%          22,600   Idaho Health Facilities Authority Revenue Bonds (Pooled Financing
                              Program), ACES, 3.60% due 10/01/2010 (a)                                            22,600

Illinois--8.1%        7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT,
                              3.95% due 6/01/2022 (a)                                                              7,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                              Airlines), DATES (a):
                     20,200     Series A, 3.70% due 12/01/2017                                                    20,200
                     25,600     Series B, 3.70% due 12/01/2017                                                    25,600
                     23,500     Series C, 3.70% due 12/01/2017                                                    23,500
                     18,200     Series D, 3.70% due 12/01/2017                                                    18,200
                      6,430   Chicago, Illinois, O'Hare International Airport Revenue Bonds (General
                              Airport), VRDN, Second Lien, Series B, 3.65% due 1/01/2015 (a)                       6,430
                     14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities
                              Revenue Bonds (Compagnie Nationale--Air France), VRDN, AMT, 3.80%
                              due 5/01/2018 (a)                                                                   14,800
                     24,000   Chicago, Illinois, Park District, TAW, 4.75% due 9/21/1998                          24,098
                     16,895   Chicago, Illinois, VRDN, Series B, 3.70% due 1/01/2012 (a)                          16,895
                              Eagle Tax-Exempt Trust, Chicago, Illinois, VRDN (a):
                     13,800     Series 95, Class 7090, 3.75% due 10/31/2002                                       13,800
                     19,000     Series 96C, 3.70% due 1/01/2023                                                   19,000
                     42,200   Illinois Development Finance Authority, PCR, Refunding (Commonwealth
                              Edison Company Project), VRDN, Series B, 3.65% due 10/15/2014 (a)                   42,200
                              Illinois Development Finance Authority, Revenue Bonds, VRDN (a):
                      8,300     (Lyric Opera Chicago Project), 3.70% due 12/01/2028                                8,300
                      6,000     (Olin Corporation Project), Series A, 3.70% due 6/01/2004                          6,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (a):
                     16,800     (Art Institute of Chicago), 3.75% due 3/01/2027                                   16,800
                      5,100     (Chicago Historical Society), 3.70% due 12/01/2025                                 5,100
                     26,500     (Illinois Institute of Technology), Series A, 3.70% due 9/01/2025                 26,500
                     20,000     (The Adler Planetarium), 3.70% due 4/01/2031                                      20,000
                              Illinois Health Facilities Authority Revenue Bonds, VRDN (a):
                      6,900     (Central Dupage Healthcorp. Project), 3.70% due 11/01/2020                         6,900
                     29,550     (Franciscan Sisters Health Service), 3.75% due 1/01/2018                          29,550
                      8,400     (Hospital Sisters Services, Inc.), Series E, 3.70% due 12/01/2014 (c)              8,400
                     41,800     (Northwest Community Hospital), 3.70% due 7/01/2025                               41,800
                     11,400     (Northwestern Memorial Hospital), 3.70% due 8/15/2025                             11,400
                      7,000     (Pooled Financing Program), Series F, 3.65% due 8/01/2015                          7,000
                     84,800     Refunding (Advocate Health Care), Series B, 3.75% due 8/15/2022                   84,800
                     20,000     Refunding (Little Company of Mary Hospital), Series B, 3.80% due
                                8/15/2021 (c)                                                                     20,000
                     47,400     (Resurrection Health Care System), 3.70% due 5/01/2011                            47,400




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Illinois                      Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
(concluded)                   Corporation Project):
                  $  22,000     CP, 3.85% due 11/30/1998                                                      $   22,000
                     12,000     CP, Series A, 3.90% due 7/31/1998                                                 12,000
                     12,000     CP, Series A, 3.90% due 10/15/1998                                                12,000
                     10,000     Series B, 3.95% due 4/30/1998                                                     10,000
                     10,000     Series C, 3.95% due 4/30/1998                                                     10,000
                     10,000     Series D, 3.95% due 4/30/1998                                                     10,000
                     41,140   Illinois Housing Development Authority Revenue Bonds (Homeowner
                              Mortgage), AMT, Sub-Series B-2, 4.15% due 7/07/1998                                 41,140
                     18,815   Illinois State, GO, VRDN, UT, Series 60, 3.80% due 8/01/2019 (a)(c)                 18,815
                      4,900   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
                              AMT, Series A, 3.75% due 3/01/2006 (a)                                               4,900
                     21,350   Regional Transportation Authority, Illinois, VRDN, Series 82, 3.80% due
                              6/01/2025 (a)(c)                                                                    21,350
                              Southwestern Illinois Development Authority, Solid Waste Disposal
                              Revenue Bonds (Shell Oil Co.--Wood River Project), VRDN, AMT (a):
                     11,100     3.75% due 8/01/2021                                                               11,100
                     10,600     3.75% due 4/01/2022                                                               10,600

Indiana--2.8%         3,200   Elkhardt County, Indiana, Mortgage Revenue Bonds (Hubbard Hill Estates),
                              VRDN, Series A, 3.65% due 7/01/2027 (a)                                              3,200
                              Fort Wayne, Indiana, Hospital Authority Revenue Bonds (Parkview Memorial
                              Hospital), VRDN (a):
                      1,645     Series B, 3.70% due 1/01/2016                                                      1,645
                      2,700     Series B, 3.70% due 1/01/2020                                                      2,700
                      3,505     Series C, 3.70% due 1/01/2016                                                      3,505
                      5,670     Series D, 3.70% due 1/01/2016                                                      5,670
                      5,800   Hammond, Indiana, PCR, Refunding (Amoco Oil Co. Project), VRDN, 3.65%
                              due 2/01/2022 (a)                                                                    5,800
                              Indiana Bond Bank, Advance Funding Notes:
                     10,190     Series A-1, 4% due 7/28/1998                                                      10,205
                     48,500     Series A-2, 4% due 1/20/1999                                                      48,661
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                              VRDN (a):
                     10,650     (Capital Access Designated Pool), 3.70% due 1/01/2012                             10,650
                     20,700     (Clarian Health Partners, Inc), Series B, 3.75% due 2/15/2026                     20,700
                     15,000     (Community Hospitals Project), Series A, 3.75% due 7/01/2027                      15,000
                     15,000     Refunding (Charity Obligation Group), Series E, 3.65% due 11/01/2026              15,000
                     18,200     Refunding (Clarian Health Partners, Inc.), Series A, 3.75% due
                                2/15/2026 (c)                                                                     18,200
                              Indiana Secondary Market Educational Loans Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series B (a)(e):
                     26,900     3.80% due 12/01/2013                                                              26,900
                     22,500     3.80% due 12/01/2014                                                              22,500
                              Jasper County, Indiana, PCR, Refunding (Northern Indiana Public Service
                              Co.), VRDN (a):
                      8,000     Series B, 3.70% due 6/01/2013                                                      8,000
                     11,600     Series C, 3.70% due 4/01/2019                                                     11,600
                      9,400   Princeton, Indiana, PCR, Refunding (PSI Energy Inc. Project), VRDN, 3.65%
                              due 4/01/2022 (a)                                                                    9,400
                      9,000   Purdue University, Indiana, University Revenue Bonds (Student Fees),
                              VRDN, Series O, 3.60% due 7/01/2019 (a)                                              9,000
                              Rockport, Indiana, PCR, Refunding (AEP Generating Co. Project), VRDN
                              (a)(e):
                     14,200     Series A, 3.70% due 7/01/2025                                                     14,200
                        800     Series B, 3.70% due 7/01/2025                                                        800



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Iowa--1.8%         $  5,000   Chillicothe, Iowa, PCR, Refunding (Iowa-Illinois Gas & Electric
                              Project), VRDN, 3.75% due 1/01/2023 (a)                                         $    5,000
                              Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar
                              River Paper Company Project), VRDN, Series A (a):
                     66,400     3.80% due 7/01/2023                                                               66,400
                     42,000     AMT, 3.80% due 6/01/2024                                                          42,000
                     20,500     AMT, 3.80% due 5/01/2025                                                          20,500
                     14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                              VRDN, AMT, Series B, 3.75% due 12/01/2013 (a)(e)                                    14,500
                     19,200   Polk County, Iowa, Revenue Bonds (Catholic Health), VRDN, Series B,
                              3.70% due 12/01/2015 (a)                                                            19,200

Kansas--0.5%          9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
                              (Texaco Refining and Marketing Project), VRDN, AMT, Series A, 3.80%
                              due 8/01/2024 (a)                                                                    9,100
                     38,000   Kansas State, Department of Transportation, Highway Revenue Bonds,
                              VRDN, Series B, 3.65% due 6/03/1998 (a)(b)                                          38,000

Kentucky--2.7%        5,100   Ashland, Kentucky, PCR (Calgon Carbon Corporation Project), VRDN,
                              Series A, 3.90% due 10/01/2006 (a)                                                   5,100
                     22,700   Carroll County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Kentucky Utilities Co. Project), VRDN, AMT, Series A, 3.80% due
                              11/01/2024 (a)                                                                      22,700
                              Daviess County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Scott Paper Co. Project), VRDN, AMT (a):
                     29,100     Series A, 3.75% due 12/01/2023                                                    29,100
                      9,300     Series A, 3.75% due 5/01/2024                                                      9,300
                     19,800     Series B, 3.75% due 12/01/2023                                                    19,800
                     21,700     Series B, 3.75% due 5/01/2024                                                     21,700
                     13,000   Kentucky Asset/Liability Commission, General Fund Revenue Bonds, TRAN,
                              4.50% due 6/25/1998                                                                 13,020
                     36,400   Kentucky Economic Development Finance Authority Revenue Bonds (Sisters of
                              Charity), VRDN, 3.70% due 11/01/2020 (a)                                            36,400
                     27,421   Kentucky Interlocal School Transportation Association, COP, TRAN, 4.09%
                              due 6/30/1998                                                                       27,425
                     30,805   Kentucky School Boards Finance Corporation, COP, TRAN, Series A, 4.25%
                              due 6/30/1998                                                                       30,828
                     38,300   Kentucky State Pollution Abatement and Water Resource Finance Authority,
                              PCR (Toyota Motors), VRDN, AMT, 4.30% due 8/13/2006 (a)                             38,300

Louisiana--1.7%      31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                              (Citgo Petroleum Corporation), VRDN, AMT, 3.80% due 3/01/2025 (a)                   31,500
                      8,800   Eagle Tax-Exempt Trust, Louisiana State, VRDN, Series 94, Class 3803,
                              3.82% due 5/01/2008 (a)                                                              8,800
                              East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project),
                              VRDN (a):
                     10,750     3.70% due 11/01/2019                                                              10,750
                     22,150     3.70% due 3/01/2022                                                               22,150
                              Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (Loop Inc.--First Stage) (a):
                      5,100     ACES, 3.65% due 9/01/2006                                                          5,100
                     14,250     VRDN, Series A, 3.65% due 9/01/2008                                               14,250
                     14,100   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP Exploration
                              & Oil), VRDN, AMT, 3.80% due 10/01/2024 (a)                                         14,100
                              Saint Charles Parish, Louisiana, PCR, VRDN (a):
                     19,200     (Shell Oil Company--Norco Project), AMT, 3.75% due 11/01/2021                     19,200
                      4,400     (Shell Oil Company Project), 3.60% due 6/01/2005                                   4,400
                     21,000     (Shell Oil Company Project), AMT, Series A, 3.75% due 10/01/2022                  21,000
                      4,400   South Louisiana Port Commission, Louisiana, Port Revenue Refunding Bonds
                              (Occidental Petroleum Corporation Project), VRDN, 3.75% due 7/01/2018 (a)            4,400




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Maine--0.0%                   Maine Health and Higher Educational Facilities Authority Revenue Bonds
                              (VHA New England Inc.), VRDN (a)(e):
                   $  1,250     Series B, 3.70% due 12/01/2025                                                $    1,250
                      1,450     Series F, 3.70% due 12/01/2025                                                     1,450

Maryland--0.7%       35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum
                              Corporation), VRDN, 3.25% due 10/14/2011 (a)                                        35,700
                     19,700   Maryland State Health and Higher Educational Facilities Authority Revenue
                              Bonds (Helix Health Hospital), VRDN, Issue A, 3.65% due 7/01/2026 (a)               19,700
                      8,200   Washington Suburban Sanitation District, Maryland, BAN, UT, 3.75% due
                              1/01/1999                                                                            8,200

Massachusetts--      20,900   Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN, Series J, 3.70% due
1.7%                          8/01/2005 (a)                                                                       20,900
                    139,250   Massachusetts Bay Transportation Authority, Series B, 4.50% due 9/04/1998          139,609

Michigan--4.7%       17,100   Grand Rapids, Michigan, Water Supply System, Revenue Refunding Bonds, VRDN,
                              3.60% due 1/01/2020 (a)(f)                                                          17,100
                      8,460   Holly, Michigan, Area School District, VRDN, UT, Series 50, 3.80% due
                              5/01/2020 (a)(f)                                                                     8,460
                     58,500   Michigan Municipal Bond Authority Revenue Notes, Series B, 4.50% due
                              7/02/1998                                                                           58,598
                    237,000   Michigan State Notes, GO, UT, 4.50% due 9/30/1998                                  237,874
                      6,150   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                              (Detroit Edison Company), VRDN, Series CC, 3.70% due 9/01/2030 (a)                   6,150
                     17,300   Monroe County, Michigan, Economic Development Corporation, Limited
                              Obligation Revenue Refunding Bonds (Detroit Edison Co.), VRDN, Series
                              CC, 3.70% due 10/01/2024 (a)                                                        17,300
                              Royal Oak, Michigan, Hospital Finance Authority Revenue Bonds (William
                              Beaumont Hospital), VRDN (a):
                     10,700     Series J, 3.70% due 1/01/2003                                                     10,700
                     11,400     Series L, 3.70% due 1/01/2027                                                     11,400
                              University of Michigan, University Hospital Revenue Bonds, VRDN,
                              Series A (a):
                     43,900     3.70% due 12/01/2027                                                              43,900
                     15,900     (Medical Service Plan), 3.70% due 12/01/2027                                      15,900
                      9,800     Refunding, 3.70% due 12/01/2019                                                    9,800

Minnesota--0.5%      45,000   Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series A, 3.70% due
                              11/12/1998 (a)                                                                      45,000

Mississippi--0.8%     7,000   Jackson County, Mississippi, Individual Sewer Facilities Revenue
                              Bonds (Chevron USA, Inc. Project), VRDN, 3.80% due 12/15/2024 (a)                    7,000
                      8,755   Jackson County, Mississippi, PCR, Refunding (Chevron USA, Inc. Project),
                              VRDN, 3.65% due 12/01/2016 (a)                                                       8,755
                     26,060   Jackson County, Mississippi, Port Facility Revenue Refunding Bonds
                              (Chevron USA, Inc. Project), VRDN, 3.70% due 6/01/2023 (a)                          26,060
                      3,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, Series B, 3.65% due
                              7/01/2012 (a)                                                                        3,000
                     28,400   Perry County, Mississippi, PCR, Refunding (Leaf River Forest Project),
                              VRDN, 3.65% due 3/01/2002 (a)                                                       28,400

Missouri--0.6%       30,000   Eagle Tax-Exempt Trust, Missouri, VRDN, Series 1993-E, 3.82% due
                              8/01/2006 (a)                                                                       30,000
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (a):
                      7,800     Series A, 3.80% due 6/01/2017                                                      7,800
                     11,700     Series B, 3.80% due 6/01/2020                                                     11,700
                      5,000   Missouri State Health and Educational Facilities Authority, Health
                              Facilities Revenue Bonds (Sisters of Mercy Health System), VRDN,
                              Series A, 3.65% due 6/01/2019 (a)                                                    5,000

Montana--0.5%        50,000   Montana State, TRAN, 4.50% due 6/30/1998                                            50,082

Nebraska--0.1%        3,100   Nebraska Higher Education Loan Program, Multiple Mode Student Loan
                              Revenue Bonds, VRDN, Series C, 3.70% due 12/01/2015 (a)(c)                           3,100
                      3,550   Nebraska Higher Education Loan Program, Student Loan Revenue Bonds, VRDN,
                              AMT, Series A, 3.80% due 12/01/2016 (a)                                              3,550




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Nevada--1.2%                  Clark County, Nevada, Airport Improvement Revenue Bonds:
                   $ 12,090     (Knudson Project), CP, Series 87-A, 3.70% due 5/07/1998                       $   12,090
                     95,425     Refunding, VRDN, Series A, 3.65% due 7/01/2012 (a)(c)                             95,425
                      7,075   Nevada Housing Division (Mesquite Bluffs Apartments), VRDN, AMT, Series B,
                              4.15% due 5/01/2028 (a)                                                              7,075

New Hampshire--       1,400   New Hampshire Higher Educational and Health Facilities Authority Revenue
0.3%                          Bonds (VHA New England Inc.), VRDN, Series D, 3.70% due
                              12/01/2025 (a)(e)                                                                    1,400
                     22,000   New Hampshire State, Business Finance Authority, PCR, Refunding (United
                              Illuminating Company), VRDN, AMT, Series A, 3.80% due 7/01/2027 (a)                 22,000
                      5,700   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties--
                              Pheasant Run Project), VRDN, AMT, 3.75% due 5/01/2025 (a)                            5,700

New Jersey--         15,000   Atlantic City, New Jersey, BAN, UT, 4.25% due 8/27/1998                             15,027
0.4%                 27,300   Eagle Tax-Exempt, New Jersey, VRDN, 3.70% due 2/15/2007 (a)                         27,300

New Mexico--                  Farmington, New Mexico, PCR (Arizona Public Service Co.), VRDN (a):
1.0%                 22,000     AMT, Series C, 3.80% due 9/01/2024                                                22,000
                     25,300     Refunding, Series A, 3.70% due 5/01/2024                                          25,300
                      9,200     Refunding, Series B, 3.65% due 9/01/2024                                           9,200
                      8,600   Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 3.70% due 12/01/2015 (a)         8,600
                     32,900   New Mexico State Hospital, Equipment Loan Council Revenue Bonds
                              (Catholic Health), VRDN, Series B, 3.70% due 12/01/2022 (a)                         32,900

New York--           20,000   Copake Taconic Hills, New York, Century School District, BAN, 4.25% due
5.5%                          4/08/1999                                                                           20,106
                     12,000   Floating Rate Trust Certificates, New York City, New York, VRDN,
                              Series 1992-H, 3.90% due 10/02/1998 (a)                                             12,000
                     20,000   Municipal Assistance Corporation, New York City, New York, VRDN, Sub-
                              Series K-1, 3.50% due 7/01/2008 (a)                                                 20,000
                              New York City, New York, GO, VRDN, UT (a):
                      8,400     Series B, Sub-Series B-3, 3.70% due 8/15/2004 (c)                                  8,400
                      3,000     Sub-Series A-7, 3.70% due 8/01/2019                                                3,000
                     15,000   New York City, New York, Housing Development Corporation, M/F Housing
                              Rental Revenue Bonds, VRDN, Series A, 3.50% due 11/15/2019 (a)(d)                   15,000
                              New York City, New York, Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, VRDN (a):
                     21,500     MSTR, Series 27, 3.80% due 6/15/2024 (g)                                          21,500
                     17,770     Series 93-C, 3.70% due 6/15/2022 (f)                                              17,770
                     38,450     Series A, 3.70% due 6/15/2025 (f)                                                 38,450
                     25,500     Series C, 3.70% due 6/15/2023 (f)                                                 25,500
                     32,600     Series G, 3.65% due 6/15/2024 (f)                                                 32,600
                     92,500   New York City, New York, RAN, UT, Series A, 4.50% due 6/30/1998                     92,670
                     16,100   New York City, New York, VRDN, Series B, Sub-Series B-5, 3.65% due
                              8/15/2022 (a)(c)                                                                    16,100
                              New York State, Local Government Assistance Corporation, VRDN (a):
                     19,000     Series 59, 3.70% due 4/01/2019 (e)                                                19,000
                     16,300     Series B, 3.45% due 4/01/2025                                                     16,300
                     55,065   New York State Power Authority, Revenue and General Purpose Bonds
                              (Junior Lien), 3.60% due 9/01/1998                                                  55,065
                     13,200   Port Authority of New York and New Jersey, Special Obligation Revenue
                              Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.70%
                              due 12/01/2017 (a)                                                                  13,200
                     40,000   Rochester, New York, BAN, UT, Series IV, 4.25% due 10/29/1998                       40,085
                     49,500   Westchester County, New York, TAN, UT, 3.59% due 12/29/1998                         49,506




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
North Carolina--              Craven County, North Carolina, Industrial Facilities and Pollution
0.5%                          Control Financing Authority (Cravenwood Energy Project), VRDN, AMT (a):
                   $  2,800     Series B, 3.75% due 5/01/2011                                                 $    2,800
                      3,000     Series C, 3.75% due 5/01/2011                                                      3,000
                     16,875   North Carolina Medical Care Commission, Health Care Facilities Revenue
                              Bonds (Cabarrus Memorial Hospital Project), VRDN, 3.60% due 3/01/2012 (a)           16,875
                              North Carolina Medical Care Commission, Hospital Revenue Bonds, VRDN (a):
                      9,000     (Carol Woods Project), 3.75% due 4/01/2021                                         9,000
                      1,700     (Duke University Hospital), Series B, 3.60% due 6/01/2015                          1,700
                      2,000     (Duke University Hospital), Series C, 3.60% due 6/01/2015                          2,000
                              Raleigh-Durham, North Carolina, Airport Authority, Special Facility
                              Revenue Refunding Bonds (American Airlines), VRDN (a):
                      8,300     Series A, 3.70% due 11/01/2015                                                     8,300
                      2,000     Series B, 3.70% due 11/01/2015                                                     2,000

Ohio--1.4%           12,150   Cuyahoga County, Ohio, Hospital Revenue Refunding Bonds, VRDN, Series
                              A, 3.70% due 1/01/2016 (a)(e)                                                       12,150
                     10,500   Eagle Tax-Exempt Trust, Ohio, VRDN, 3.77% due 7/01/2015 (a)                         10,500
                     18,600   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (US Health Corp.--Columbus), VRDN, Series A, 3.70% due 12/01/2021 (a)               18,600
                     25,000   Mahoning County, Ohio, Hospital Facilities Revenue Refunding Bonds, VRDN,
                              Series A, 3.70% due 12/01/2028 (a)(c)                                               25,000
                     32,500   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                              VRDN, Series A, 3.70% due 11/15/2022 (a)                                            32,500
                      1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate Retirement
                              Program), VRDN, 3.40% due 12/01/2015 (a)                                             1,865
                              Ohio State Air Quality Development Authority Revenue Bonds, VRDN,
                              Series B (a):
                     13,900     3.70% due 12/01/2015                                                              13,900
                      8,100     Refunding (Cincinnati Gas & Electric), 3.65% due 9/01/2030                         8,100
                      4,200   Paudling County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                              Corporation Project), VRDN, AMT, 3.50% due 8/01/2026 (a)                             4,200

Oklahoma--           10,250   Grand River, Oklahoma, Dam Authority Revenue Bonds, VRDN, Series 42,
0.3%                          3.80% due 6/01/2009 (a)                                                             10,250
                     14,200   Muskogee, Oklahoma, Industrial Trust, PCR, Refunding (Oklahoma Gas and
                              Electric Co.), VRDN, Series A, 3.75% due 1/01/2025 (a)                              14,200

Oregon--0.9%         64,000   Multnomah County, Oregon, Portland School District No.1 Bonds, TRAN,
                              4.25% due 6/26/1998                                                                 64,066
                     18,000   Oregon State, GO, Veterans' Welfare Bonds, VRDN, Series 73-E, 3.60% due
                              12/01/2016 (a)                                                                      18,000

Pennsylvania--                Allegheny County, Pennsylvania, Hospital Development Authority Revenue
3.5%                          Bonds (Presbyterian Health Center), VRDN (a):
                      5,000     Series A, 3.70% due 3/01/2020 (c)                                                  5,000
                      6,300     Series C, 3.70% due 3/01/2020                                                      6,300
                     33,500   Allegheny County, Pennsylvania, IDA, PCR (Duquesne), CP, Series A, 3.60%
                              due 1/27/1999                                                                       33,500
                      2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 3.80% due 12/01/2014 (a)                                             2,500
                              Delaware County, Pennsylvania, IDA, PCR (a):
                      5,600     (BP Oil Inc. Project), UPDATES, 3.70% due 12/01/2009                               5,600
                     15,700     Refunding, VRDN, Series A, 3.70% due 8/01/2016                                    15,700
                              Eagle Tax-Exempt Trust, Pennsylvania, VRDN (a):
                     12,300     3.82% due 5/01/2015                                                               12,300
                     17,000     Series 94, Class 3803, 3.82% due 5/01/2008                                        17,000
                     35,000   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, 3.75% due
                              12/01/2028 (a)(g)                                                                   35,000




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Pennsylvania       $  2,600   Geisinger, Pennsylvania, Health Systems Authority Revenue Bonds, VRDN,
(concluded)                   Series B, 3.70% due 7/01/2022 (a)                                               $    2,600
                     12,000   Lackawanna County, Pennsylvania, MSTR, VRDN, Series 38, 3.80% due
                              9/15/2020 (a)                                                                       12,000
                      1,000   Montgomery County, Pennsylvania, Higher Education and Health Authority,
                              Hospital Revenue Bonds (Holy Redeemer Hospital), VRDN, 3.65% due
                              9/01/2018 (a)(e)                                                                     1,000
                              Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, AMT (a):
                     11,200     Series A, 3.80% due 1/01/2018                                                     11,200
                      5,000     Series B, 3.80% due 7/01/2018                                                      5,000
                     18,725   Pennsylvania State Higher Educational Facilities Authority, College
                              and University Revenue Bonds (Temple University), VRDN, 3.65% due
                              10/01/2009 (a)                                                                      18,725
                              Pennsylvania State Higher Educational Facilities Authority, Revenue
                              Refunding Bonds (Carnegie Mellon University), VRDN (a):
                     30,700     Series A, 3.70% due 11/01/2025                                                    30,700
                     18,600     Series B, 3.70% due 11/01/2027                                                    18,600
                     15,000     Series C, 3.70% due 11/01/2029                                                    15,000
                     13,200     Series D, 3.70% due 11/01/2030                                                    13,200
                              Philadelphia, Pennsylvania, Hospital and Higher Education Facilities
                              Authority, Hospital Revenue Bonds (Children's Hospital of Philadelphia),
                              VRDN (a):
                      7,100     3.70% due 3/01/2027                                                                7,100
                     42,000     Series A, 3.70% due 3/01/2027                                                     42,000
                      6,700   Philadelphia, Pennsylvania, IDA, Revenue Bonds (Institute for Cancer
                              Research Project), VRDN, Series A, 3.70% due 7/01/2013 (a)                           6,700
                     10,400   Philadelphia, Pennsylvania, TRAN, Series A, 4.50% due 6/30/1998                     10,412
                      5,200   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding
                              Bonds (Northeastern Power Company), VRDN, Series A, 3.60% due 12/01/2022 (a)         5,200

South Carolina--     15,300   Berkeley County, South Carolina, Industrial Revenue Bonds (Amoco Chemical
1.9%                          Co. Project), VRDN, AMT, 3.75% due 4/01/2027 (a)                                    15,300
                      2,000   Berkeley County, South Carolina, PCR, Refunding (Amoco Chemical Co. Project),
                              VRDN, 3.65% due 7/01/2012 (a)                                                        2,000
                              Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Facilities Revenue Bonds (Roche Carolina Inc. Project),
                              VRDN, AMT (a):
                     35,000     3.80% due 4/01/2026                                                               35,000
                      2,900     3.80% due 4/01/2027                                                                2,900
                     15,000   Greenville County, South Carolina, School District (Enhance Program), UT,
                              4% due 3/01/1999                                                                    15,061
                              South Carolina Jobs, EDA, Revenue Bonds, VRDN (a):
                      4,490     (Saint Francis Hospital Project), 3.75% due 7/01/2022                              4,490
                      5,400     (Wellman, Inc. Project), AMT, 3.80% due 12/01/2010                                 5,400
                     12,095     (Wellman, Inc. Project), AMT, 3.80% due 12/01/2012                                12,095
                     13,000   South Carolina Jobs, EDA, Solid Waste Recycling Facilities (Santee
                              River Rubber Project), 3.80% due 4/02/1998                                          13,000
                              South Carolina State, Public Service Authority, Electric System Revenue
                              Bonds, CP:
                     18,000     3.45% due 5/12/1998                                                               18,000
                     25,000     3.50% due 7/21/1998                                                               25,000
                     25,000     3.50% due 7/22/1998                                                               25,000
                      4,500   South Carolina State, Public Service Authority, Revenue Refunding Bonds,
                              Series B, 5% due 1/01/1999 (e)                                                       4,547

South Dakota--       20,000   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.2%                          (Homestake Mining), VRDN, AMT, Series A, 3.75% due 7/01/2032 (a)                    20,000




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Tennessee--       $  14,500   Chattanooga--Hamilton County, Tennessee, Hospital Revenue Refunding Bonds
1.5%                          (Erlanger Medical Center), VRDN, 3.70% due 10/01/2017 (a)                       $   14,500
                              Clarksville, Tennessee, Public Building Authority Revenue Bonds (Pooled
                              Financing--Tennessee Municipal Bond Fund), VRDN (a):
                     16,000     3.70% due 10/01/2025                                                              16,000
                     25,000     3.70% due 11/01/2027                                                              25,000
                      9,400   Cleveland, Tennessee, IDB, Revenue Bonds (Newly Wed Foods Incorporated
                              Project), VRDN, AMT, 3.75% due 1/01/2012 (a)                                         9,400
                      8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Co.
                              Project), VRDN, 3.65% due 9/01/2001 (a)                                              8,100
                     13,000   Montgomery County, Tennessee, Public Building Authority Revenue Bonds
                              (Montgomery County Loan), VRDN, 3.70% due 7/01/2019 (a)                             13,000
                     14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
                              VRDN, 3.65% due 8/01/2001 (a)                                                       14,955
                     26,500   Tennessee State, CP, 3.55% due 7/24/1998                                            26,500
                     16,400   Tennessee State, VRDN, Series E, 3.65% due 7/02/2001 (a)                            16,400

Texas--20.9%                  Brazos River Authority, Texas, PCR (Texas Utilities Electric Co.),
                              VRDN, AMT (a):
                     15,600     Series A, 3.80% due 4/01/2030                                                     15,600
                     53,055     Series B, 3.80% due 6/01/2030                                                     53,055
                     24,005     Series B, 3.75% due 2/01/2032 (c)                                                 24,005
                     15,800     Series C, 3.80% due 6/01/2030 (e)                                                 15,800
                     90,555     Series C, 3.80% due 6/01/2030                                                     90,555
                     24,500   Brazos River Authority, Texas, Revenue Refunding Bonds (Houston Light
                              and Power Co.), VRDN, AMT, Series 1997, 3.75% due 11/01/2018 (a)(e)                 24,500
                      4,000   Corpus Christi, Texas, IDR (Dedietrich USA Incorporated Project),
                              VRDN, AMT, 3.85% due 11/01/2008 (a)                                                  4,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN (a):
                     15,785     AMT, Series 46, 3.80% due 11/01/2020 (c)                                          15,785
                      9,495     AMT, Series 52, 3.80% due 11/01/2017 (c)                                           9,495
                      6,600     Series 5, 3.80% due 11/01/2015                                                     6,600
                      5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                              Refunding Bonds (Southern Air Transportation Project), VRDN, 3.75%
                              due 3/01/2010 (a)                                                                    5,300
                      9,000   Greater East Texas Higher Educational Authority Incorporated, Student Loan
                              Revenue Refunding Bonds, VRDN, AMT, Series A, 4.10% due 5/01/1998 (a)(i)             9,000
                      7,300   Gulf Coast, Texas, IDA, Marine Terminal Revenue Bonds (Amoco Oil Co.
                              Project), VRDN, AMT, 3.75% due 4/01/2028 (a)                                         7,300
                              Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo
                              Petroleum Corp. Project), VRDN, AMT (a):
                     13,700     3.80% due 5/01/2025                                                               13,700
                      7,400     3.80% due 4/01/2026                                                                7,400
                     13,800   Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement
                              Revenue Bonds (Amoco Oil Co. Project), VRDN, AMT, 3.75% due 1/01/2026 (a)           13,800
                              Gulf Coast Waste Disposal Authority, Texas, PCR, VRDN (a):
                     42,200     AMT (Amoco Oil Co. Project), 3.75% due 5/01/2023                                  42,200
                     30,700     AMT (Amoco Oil Co. Project), 3.75% due 6/01/2024                                  30,700
                     31,275     Refunding (Amoco Oil Co. Project), 3.65% due 10/01/2017                           31,275
                     14,400     Refunding (Exxon Project), 3.65% due 6/01/2020                                    14,400
                      8,000   Gulf Coast, Waste Disposal Authority, Texas, Pollution Control and
                              Solid Waste Disposal Revenue Refunding Bonds (Amoco Oil Co. Project)
                              VRDN, AMT, 3.75% due 5/01/2024 (a)                                                   8,000
                              Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue
                              Bonds (Amoco Oil Co. Project), VRDN, AMT (a):
                     37,600     3.75% due 8/01/2023                                                               37,600
                     32,800     3.75% due 7/01/2027                                                               32,800




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Texas             $  17,710   Harris County, Texas, GO, VRDN, Series 45, 3.80% due 8/15/2016 (a)(f)           $   17,710
(continued)                   Harris County, Texas, Health Facilities Development Corporation,
                              Hospital Revenue Bonds, VRDN (a):
                     11,900     (Memorial Hospital System Project), Series B, 3.65% due 6/01/2024 (c)             11,900
                    225,050     (Methodist Hospital), 3.70% due 12/01/2025                                       225,050
                     88,600     (Methodist Hospital), 3.70% due 12/01/2026                                        88,600
                     38,700     (Saint Lukes Episcopal Hospital), Series A, 3.75% due 2/15/2027                   38,700
                              Harris County, Texas, Industrial Development Corporation, PCR (Exxon
                              Project) (a):
                     14,600     DATES, Series 1984-A, 3.70% due 3/01/2024                                         14,600
                     10,200     DATES, Series 1984-B, 3.70% due 3/01/2024                                         10,200
                      8,100     VRDN, AMT, 3.70% due 8/15/2027                                                     8,100
                     51,250   Harris County, Texas, Industrial Development Corporation, PCR, Refunding
                              (Shell Oil Company Project), VRDN, 3.65% due 4/01/2027 (a)                          51,250
                     46,100   Harris County, Texas, Industrial Development Corporation, Solid Waste
                              Disposal Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT,
                              Series A, 3.80% due 2/01/2023 (a)                                                   46,100
                              Harris County, Texas, Toll Road Revenue Bonds, Sub-Lien, VRDN (a):
                     31,900     Series B, 3.65% due 8/01/2015                                                     31,900
                     25,700     Series C, 3.65% due 8/01/2015                                                     25,700
                     15,000     Series D, 3.65% due 8/01/2015                                                     15,000
                     25,000     Series H, 3.65% due 8/01/2020                                                     25,000
                              Hockley County, Texas, Industrial Development Corporation, PCR:
                     12,000     (Amoco Project), 3.75% due 5/01/1998                                              12,000
                     24,200     (Amoco Project--Standard Oil Co.), 3.60% due 9/01/1998                            24,200
                     12,430   Lower Colorado River Authority, Texas, Revenue Refunding Bonds, VRDN,
                              3rd Junior Lien, 3.65% due 1/01/2013 (a)(c)                                         12,430
                     12,000   Lubbock, Texas, Health Facilities Development Corporation Revenue Bonds
                              (Saint Joseph Health System), VRDN, Series A, 3.65% due 7/01/2013 (a)               12,000
                     39,600   Matagorda County, Texas, Navigational District No. 1, Revenue Refunding
                              Bonds (Houston Light & Power Co. Project), VRDN, AMT, Series 1997,
                              3.75% due 11/01/2028 (a)(e)                                                         39,600
                     17,600   North Central Texas, Health Facilities Development Corporation Revenue
                              Bonds (Methodist Hospital, Dallas), VRDN, Series B, 3.70% due
                              10/01/2015 (a)(h)                                                                   17,600
                              North Texas Higher Education Authority Incorporated, Student Loan Revenue
                              Bonds, VRDN, AMT (a)(i):
                      3,000     3.80% due 3/01/1999                                                                3,000
                     27,900     3.80% due 3/01/2005                                                               27,900
                     29,000     Series A, 3.80% due 4/01/2005                                                     29,000
                      5,000     Series A, 3.80% due 4/01/2020                                                      5,000
                     12,800     Series C, 3.80% due 4/01/2020 (e)                                                 12,800
                     13,700     Series F, 3.80% due 4/01/2020 (e)                                                 13,700
                              Panhandle Plains, Texas, Higher Education Authority Incorporated, Student
                              Loan Revenue Bonds, VRDN, AMT, Series A (a)(i):
                      9,000     3.75% due 6/01/2021                                                                9,000
                     13,700     3.75% due 6/01/2025                                                               13,700
                      4,700     Refunding, 3.75% due 6/01/2008                                                     4,700
                     18,800   Port Corpus Christi, Texas, Industrial Development Corporation, Sewage
                              and Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corp. Project),
                              VRDN, AMT, 3.80% due 4/01/2026 (a)                                                  18,800
                     14,400   Port of Port Arthur, Texas, Navigational District, PCR, Refunding
                              (Texaco Inc. Project), VRDN, 3.70% due 10/01/2024 (a)                               14,400




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Texas                         Sabine River Authority, Texas, PCR, VRDN (a)(e):
(concluded)       $   5,000     Refunding (Texas Utilities Project), Series A, 3.70% due 3/01/2026            $    5,000
                      8,100     (Texas Utilities Electric Co. Project), AMT, 3.75% due 3/01/2026                   8,100
                     15,000   San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                              (Trinity University Project), VRDN, 3.70% due 4/01/2004 (a)                         15,000
                     10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, VRDN, Series 51,
                              3.80% due 8/15/2019 (a)(f)                                                          10,000
                     52,200   South Texas Higher Education Authority Incorporated, Student Loan Revenue
                              Refunding Bonds, VRDN, AMT, 3.75% due 12/01/2027 (a)(c)(i)                          52,200
                     16,850   Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                              Bonds (Southern Methodist University), VRDN, 3.70% due 7/01/2015 (a)                16,850
                     10,000   Texas State, CP, Series 1993-A, 3.55% due 7/27/1998                                 10,000
                     36,500   Texas State, GO, Refunding (Veterans' Housing Assistance Fund), VRDN,
                              AMT, 3.65% due 12/01/2016 (a)                                                       36,500
                     28,400   Texas State, Multi-Modal Water Development Board, VRDN, Series A, 3.70%
                              due 3/01/2015 (a)                                                                   28,400
                      7,150   Texas State, Public Financial Authority, Revenue Refunding Bonds,
                              4% due 10/01/1998                                                                    7,158
                    306,400   Texas State, TRAN, Series A, 4.75% due 8/31/1998                                   307,724
                     22,770   Texas State Tender Options, VRDN, 3.80% due 10/01/2008 (a)                          22,770
                     21,200   Trinity River Authority, Texas, PCR (Texas Utilities Electric), VRDN, AMT,
                              Series 96A, 3.80% due 3/01/2026 (a)(e)                                              21,200
                     20,300   West Side Calhoun County, Texas, Development Corporation, PCR (Sohio
                              Chemical Company Project--Standard Oil Co.), UPDATES, 3.70% due
                              12/01/2015 (a)                                                                      20,300
                      4,200   West Side Calhoun County, Texas, Navigation District, Sewer and Solid Waste
                              Disposal Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT,
                              3.80% due 4/01/2031 (a)                                                              4,200

Utah--2.6%           11,500   Davis County, Utah, School District, TAN, 4.50% due 6/30/1998                       11,517
                     39,900   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 3.70%
                              due 11/01/2024 (a)(e)                                                               39,900
                              Intermountain Power Agency, Utah, Power Supply Revenue Bonds:
                     25,000     CP, 3.50% due 7/08/1998                                                           25,000
                     12,000     Series E, 3.45% due 9/15/1998 (e)                                                 12,000
                     12,725     VRDN, 3.80% due 7/01/2006 (a)                                                     12,725
                      6,180   Jordan, Utah, School District, Tender Option, VRDN, UT, 3.85% due
                              6/15/2007 (a)                                                                        6,180
                              Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (a):
                     30,600     3.70% due 2/01/2008                                                               30,600
                     31,205     Series B, 3.70% due 8/01/2007                                                     31,205
                     15,375   Utah County, Utah, Environmental Improvement Revenue Refunding Bonds
                              (USX Corp. Project), 3.60% due 6/15/1998                                            15,375
                              Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT
                              (a)(e):
                      6,000     Series C, 3.80% due 11/01/2013                                                     6,000
                     33,500     Series L, 3.80% due 11/01/2025                                                    33,500
                              Utah State, HFA, S/F Mortgage, VRDN (a):
                      6,600     Series 1, 3.75% due 7/01/2016                                                      6,600
                     12,450     Series 4, 3.80% due 7/01/2028                                                     12,450

Vermont--             1,100   Vermont Educational and Health Buildings Financing Agency Revenue Bonds
0.3%                          (VHA--New England), VRDN, Series G, 3.70% due 12/01/2025 (a)(e)                      1,100
                     27,575   Vermont State Student Assistance Corporation, Student Loan Revenue Bonds,
                              VRDN, 3.40% due 1/01/2004 (a)                                                       27,575



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Virginia--        $   8,500   Eagle Tax-Exempt Trust, Virginia, VRDN, Series 95, Class 7091, 3.77% due
1.6%                          1/15/2013 (a)                                                                   $    8,500
                              Norfolk, Virginia, IDA, CP, Revenue Bonds (Sentara Hospital--Norfolk
                              Project), Series A:
                     25,000     3.55% due 7/20/1998                                                               25,000
                     12,900     3.55% due 7/23/1998                                                               12,900
                     24,500   Roanoke, Virginia, IDA, Hospital Revenue Bonds (Carilion Health Systems),
                              VRDN, Series A, 3.70% due 7/01/2027 (a)                                             24,500
                              Rockingham County, Virginia, IDA, Revenue Bonds, VRDN (a):
                      1,000     4.15% due 10/01/2022                                                               1,000
                     16,000     (Merck & Co.), Series A, 3.90% due 10/01/2020                                     16,000
                              Virginia State, HDA, Commonwealth Mortgage:
                     24,800     AMT, Series G, Sub-Series G, 3.92% due 4/16/1998                                  24,800
                     33,700     Series H, Sub-Series H, 3.84% due 4/16/1998                                       33,700

Washington--         16,300   Eagle Tax-Exempt Trust, Washington State, GO, VRDN, 3.70% due 4/01/2011 (a)         16,300
1.6%                 30,200   Snohomish County, Washington, Public Utility District No. 001, Electric
                              Revenue Bonds (Generation System), VRDN, 3.65% due 1/01/2025 (a)(c)                 30,200
                              Washington State Housing Finance Commission, M/F Mortgage Revenue Bonds,
                              VRDN (a):
                      6,400     (Arbors on the Park Project), 3.95% due 10/01/2024                                 6,400
                     10,600     (Courtside Apartments Project), AMT, 3.80% due 1/01/2026                          10,600
                              Washington State Public Power Supply System Revenue Bonds (Nuclear Project
                              No. 1), VRDN (a):
                     18,990     3.85% due 7/01/2004                                                               18,990
                      5,870     Refunding, Series 1A-1, 3.65% due 7/01/2017                                        5,870
                     24,170     Refunding, Series 1A-2, 3.625% due 7/01/2017                                      24,170
                     20,000   Washington State Public Power Supply System, Revenue Refunding Bonds
                              (Nuclear Project No. 3), VRDN, Series 3A-1, 3.625% due 7/01/2018 (a)                20,000
                     10,680   Washington Student Loan Finance Association Revenue Bonds (Guaranteed
                              Student Loan Program), VRDN, AMT, Series B, 3.60% due 1/01/2004 (a)                 10,680
                      9,200   Yakima County, Washington, Revenue Bonds (Macro Plastics Inc. Project),
                              VRDN, AMT, 3.85% due 12/01/2026 (a)                                                  9,200

West Virginia--      11,220   Hancock County, West Virginia, County Commission, IDR, Refunding (The
0.2%                          Boc Group, Inc. Project), VRDN, 3.65% due 8/01/2005 (a)                             11,220
                      7,600   Marshall County, West Virginia, PCR (Mountaineer Carbon Co.--BP Oil),
                              UPDATES, 3.70% due 12/01/2020 (a)                                                    7,600

Wisconsin--           4,800   Eagle Tax-Exempt Trust, Wisconsin, Housing and Economy Development Bonds,
1.4%                          VRDN, Series 94, Class 4901, 3.82% due 9/01/2015 (a)                                 4,800
                      6,500   Hartland, Wisconsin, IDR (Commercial Communications Inc.--Hegwood LLC
                              Project), VRDN, AMT, 3.85% due 8/01/2009 (a)                                         6,500
                      4,650   Langlade County, Wisconsin, BAN, 3.95% due 3/01/1999                                 4,657
                     35,000   Milwaukee, Wisconsin, Revenue Bonds (School Order Notes), Series B,
                              4.25% due 8/27/1998                                                                 35,062
                     19,000   Pleasant Prairie, Wisconsin, PCR, Refunding (Wisconsin Electric & Power
                              Co.), VRDN, Series C, 3.75% due 9/01/2030 (a)                                       19,000
                     16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                              Project), VRDN, Series A, 3.70% due 9/01/2015 (a)                                   16,000
                      9,125   Waupun, Wisconsin, School District, BAN, 4.35% due 12/01/1998                        9,146
                      7,400   Wisconsin State, GO, 4.50% due 6/15/1998                                             7,411
                     14,500   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                              (Wheaton Franciscan Services), VRDN, 3.70% due 8/15/2016 (a)                        14,500
                     10,077   Wisconsin State Student Loan Revenue Bonds, CP, Series A, 3.45% due
                              5/04/1998                                                                           10,077




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONCLUDED)                                                  (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                    Issue                                           (Note 1a)
Wyoming--                     Lincoln County, Wyoming, PCR, VRDN (a):
1.5%             $    7,700     (Exxon Project), AMT, Series A, 3.80% due 7/01/2017                           $    7,700
                      9,000     (Exxon Project), AMT, Series B, 3.80% due 7/01/2017                                9,000
                     10,960     (Pacificorp Projects), 3.80% due 11/01/2024 (e)                                   10,960
                              Sublette County, Wyoming, PCR (Exxon Project) (a):
                     10,200     VRDN, AMT, Series B, 3.75% due 7/01/2017                                          10,200
                     17,150     DATES, 3.65% due 11/01/2014                                                       17,150
                              Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN
                              (a):
                     18,000     3.75% due 7/01/2015                                                               18,000
                     12,000     3.80% due 11/01/2024 (e)                                                          12,000
                     13,900   Sweetwater County, Wyoming, PCR, VRDN (Idaho Power Co. Project), Series
                              C, 3.70% due 7/15/2026 (a)                                                          13,900
                              Uinta County, Wyoming, PCR:
                     15,000     (Amoco--Standard Oil Company Industry), Series A, 3.85% due 12/01/1998            15,000
                     15,100     Refunding (Chevron USA Inc. Project), VRDN, 3.65% due 8/15/2020 (a)               15,100
                      8,100     Refunding (Chevron USA Inc. Project), VRDN, 3.65% due 12/01/2022 (a)               8,100

                              Total Investments (Cost--$9,435,976*)--100.8%                                    9,435,976

                              Liabilities in Excess of Other Assets--(0.8%)                                      (79,271)
                                                                                                              ----------
                              Net Assets--100.0%                                                              $9,356,705
                                                                                                              ==========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1998.
(b)Prerefunded.
(c)MBIA Insured.

See Notes to Financial Statements.


(d)FNMA Collateralized.
(e)AMBAC Insured.
(f)FGIC Insured.
(g)FSA Insured.
(h)BIG Insured.
(i)SLMA Collateralized.
  *Cost for Federal income tax purposes.




CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
Assets:
Investments, at value (identified cost--$9,435,976,145) (Note 1a)                                        $ 9,435,976,145
Cash                                                                                                              98,207
Interest receivable                                                                                           73,925,342
Prepaid registration fees and other assets (Note 1d)                                                             708,318
                                                                                                         ---------------
Total assets                                                                                               9,510,708,012
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                               $   147,244,022
 Investment adviser (Note 2)                                                              3,181,361
 Distributor (Note 2)                                                                     2,745,270
 Beneficial interest redeemed                                                                   847          153,171,500
                                                                                    ---------------
Accrued expenses and other liabilities                                                                           831,283
                                                                                                         ---------------
Total liabilities                                                                                            154,002,783
                                                                                                         ---------------

Net Assets                                                                                               $ 9,356,705,229
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   935,857,007
Paid-in capital in excess of par                                                                           8,421,748,286
Accumulated realized capital losses--net (Note 4)                                                               (900,064)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 9,358,570,066 shares of
beneficial interest outstanding                                                                          $ 9,356,705,229
                                                                                                         ===============

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $   312,934,176
Expenses:
Investment advisory fees (Note 2)                                                   $    32,978,418
Distribution fees (Note 2)                                                               10,594,071
Transfer agent fees (Note 2)                                                              1,465,966
Registration fees (Note 1d)                                                                 759,338
Accounting services (Note 2)                                                                441,217
Custodian fees                                                                              240,597
Printing and shareholder reports                                                            117,084
Professional fees                                                                            69,623
Pricing fees                                                                                 54,430
Trustees' fees and expenses                                                                  43,134
Other                                                                                        73,056
                                                                                    ---------------
Total expenses                                                                                                46,836,934
                                                                                                         ---------------
Investment income--net                                                                                       266,097,242

Realized Gain on Investments--Net (Note 1c)                                                                      544,094
                                                                                                         ---------------

Net Increase in Net Assets Resulting from Operations                                                     $   266,641,336
                                                                                                         ===============

See Notes to Financial Statements.




CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                       1998                 1997
Operations:
Investment income--net                                                              $   266,097,242      $   235,338,847
Realized gain on investments--net                                                           544,094            2,077,078
                                                                                    ---------------      ---------------
Net increase in net assets resulting from operations                                    266,641,336          237,415,925
                                                                                    ---------------      ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                 (266,025,682)        (235,183,162)
                                                                                    ---------------      ---------------
Net decrease in net assets resulting from dividends to shareholders                    (266,025,682)        (235,183,162)
                                                                                    ---------------      ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                     31,377,164,577       27,075,188,082
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                     266,028,068          235,179,553
                                                                                    ---------------      ---------------
                                                                                     31,643,192,645       27,310,367,635
Cost of shares redeemed                                                             (30,634,380,592)     (27,129,482,654)
                                                                                    ---------------      ---------------
Net increase in net assets derived from beneficial interest
transactions                                                                          1,008,812,053          180,884,981
                                                                                    ---------------      ---------------

Net Assets:
Total increase in net assets                                                          1,009,427,707          183,117,744
Beginning of year                                                                     8,347,277,522        8,164,159,778
                                                                                    ---------------      ---------------
End of year*                                                                        $ 9,356,705,229      $ 8,347,277,522
                                                                                    ===============      ===============

*Undistributed investment income--net (Note 1f)                                                  --      $        19,471
                                                                                    ===============      ===============

See Notes to Financial Statements.




CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                         For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                       1998         1997         1996        1995        1994
Per Share Operating Performance:
Net asset value, beginning of year                         $     1.00   $     1.00   $     1.00  $     1.00   $     1.00
                                                           ----------   ----------   ----------  ----------   ----------
Investment income--net                                            .03          .03          .03         .03          .02
                                                           ----------   ----------   ----------  ----------   ----------
Less dividends from investment income--net                       (.03)        (.03)        (.03)       (.03)        (.02)
                                                           ----------   ----------   ----------  ----------   ----------
Net asset value, end of year                               $     1.00   $     1.00   $     1.00  $     1.00   $     1.00
                                                           ==========   ==========   ==========  ==========   ==========

Total Investment Return                                         3.16%        3.00%        3.31%       2.76%        1.96%
                                                           ==========   ==========   ==========  ==========   ==========

Ratios to Average Net Assets:
Expenses                                                         .55%         .55%         .55%        .55%         .55%
                                                           ==========   ==========   ==========  ==========   ==========
Investment income--net                                          3.11%        2.94%        3.26%       2.70%        1.94%
                                                           ==========   ==========   ==========  ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                     $9,356,705   $8,347,278   $8,164,160  $7,391,964   $7,911,960
                                                           ==========   ==========   ==========  ==========   ==========

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $91,031 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $900,000, of which $210,000 expires in 1999, and $690,000 expires in 2003. This amount will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $722,913 has been reclassified to paid-in capital in excess of par.





<AUDIT-REPORT>
CMA TAX-EXEMPT FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Tax-Exempt Fund:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Tax-Exempt Fund as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 8, 1998
</AUDIT-REPORT>




IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMA Tax-Exempt Fund during its taxable year ended March 31, 1998 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.